Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document And Entity Information [Abstract]
Entity Registrant Name	Gilat Satellite Networks Ltd.
Entity Central Index Key	0000897322
Current Fiscal Year End Date	--12-31
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Entity Address, Address Line One	Gilat House, Yegia Kapayim Street
Entity Address, Address Line Two	Daniv Park, Kiryat Arye
Entity Address, City or Town	Petah Tikva
Entity Address Country	IL
Entity Address, Postal Zip Code	4913020